Tax Payable (Tables)	12 Months Ended
Dec. 31, 2022
Tax Payable [Abstract]
Schedule of Tax Payable

	As of
	December 31, 2021	December 31, 2022
Value added tax	23,868	29,014
Corporate income tax	6,916	8,595
Individual income tax withholding	10,651	2,406
Urban maintenance and construction tax	1,376	79
Stamp duty	1,068	380

Total	43,879	40,474